UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
                                              ----------
  This  Amendment  (Check only one.): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:              The Cincinnati Insurance Company
Address:           6200 South Gilmore Road
                   Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         May 2, 2013


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            1
                                             ----------
Form 13F Information Table Entry Total       78
                                             ----------
Form 13F Information Table Value Total       2,416,657
                                             ----------
                                             (thousands)

List of Other Included Managers

No.     File No.        Name
01 028-10798 Cincinnati Financial Corporation

                                COLUMN 2         COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
Name of Issuer               Title of Class      Cusip    FMV (000) Shrs/Prn Amt SH/  Put/  Investment   Oth Mgrs  Sole Shared  None
                                                                                   PRN  Call   Dis
3M CO                        COMMON              88579Y101    55,462      521,700  SH    -    SHARED-OTHER    01    -     521,700  -
ABBOTT LABORATORIES          COMMON              002824100    40,872    1,157,200  SH    -    SHARED-OTHER    01    -   1,157,200  -
ABBVIE INC                   COMMON              00287Y109    47,191    1,157,200  SH    -    SHARED-OTHER    01    -   1,157,200  -
AGL RESOURCES INC            COMMON              001204106    32,104      765,300  SH    -    SHARED-OTHER    01    -     765,300  -
AMERIGAS PARTNERS-LP         COMMON              030975106       355        7,900  SH    -    SHARED-OTHER    01    -       7,900  -
APPLE INC                    COMMON              037833100     3,099        7,000  SH    -    SHARED-OTHER    01    -       7,000  -
ASPEN INSURANCE              CONVERTIBLE PFD     G05384113    10,589      160,000  SH    -    SHARED-OTHER    01    -           -  -
AT&T INC                     COMMON              00206R102    36,066      983,000  SH    -    SHARED-OTHER    01    -     983,000  -
AUTOMATIC DATA PROCESSING    COMMON              053015103    60,666      932,900  SH    -    SHARED-OTHER    01    -     932,900  -
BAXTER INTERNATIONAL INC     COMMON              071813109    64,650      890,000  SH    -    SHARED-OTHER    01    -     890,000  -
BLACKROCK INC                COMMON              09247X101    96,279      374,800  SH    -    SHARED-OTHER    01    -     374,800  -
BOARDWALK PIPELINE PARTNERS  COMMON              096627104     1,109       37,838  SH    -    SHARED-OTHER    01    -      37,838  -
BUCKEYE PARTNERS LP          COMMON              118230101     2,398       39,201  SH    -    SHARED-OTHER    01    -      39,201  -
CHEVRON CORP                 COMMON              166764100    90,232      759,400  SH    -    SHARED-OTHER    01    -     759,400  -
CHUBB CORP                   COMMON              171232101    43,472      496,650  SH    -    SHARED-OTHER    01    -     496,650  -
CISCO SYSTEMS INC            COMMON              17275R102    25,837    1,236,500  SH    -    SHARED-OTHER    01    -   1,236,500  -
CONOCOPHILLIPS               COMMON              20825C104    21,035      350,000  SH    -    SHARED-OTHER    01    -     350,000  -
COPANO ENERGY LLC-UNITS      COMMON              217202100     1,337       32,993  SH    -    SHARED-OTHER    01    -      32,993  -
DCP MIDSTREAM PARTNERS LP    COMMON              23311P100       820       17,600  SH    -    SHARED-OTHER    01    -      17,600  -
DOVER CORP                   COMMON              260003108    25,747      353,280  SH    -    SHARED-OTHER    01    -     353,280  -
DUKE ENERGY CORP             COMMON              26441C204    39,823      548,600  SH    -    SHARED-OTHER    01    -     548,600  -
EL PASO PIPELINE PARTNERS LP COMMON              283702108     2,368       53,980  SH    -    SHARED-OTHER    01    -      53,980  -
EMERSON ELECTRIC CO          COMMON              291011104    48,372      865,800  SH    -    SHARED-OTHER    01    -     865,800  -
ENBRIDGE ENERGY PARTNERS LP  COMMON              29250R106     2,661       88,279  SH    -    SHARED-OTHER    01    -      88,279  -
ENERGY TRANSFER EQUITY LP    COMMON              29273V100     4,022       68,774  SH    -    SHARED-OTHER    01    -      68,774  -
ENERGY TRANSFER PARTNERS LP  COMMON              29273R109     4,124       81,355  SH    -    SHARED-OTHER    01    -      81,355  -
ENTERPRISE PRODUCTS PARTNERS COMMON              293792107    15,577      258,365  SH    -    SHARED-OTHER    01    -     258,365  -
EXXON MOBIL CORP             COMMON              30231G102   126,469    1,403,500  SH    -    SHARED-OTHER    01    -   1,403,500  -
GENERAL MILLS INC            COMMON              370334104    41,891      849,550  SH    -    SHARED-OTHER    01    -     849,550  -
GENUINE PARTS CO             COMMON              372460105    32,632      418,360  SH    -    SHARED-OTHER    01    -     418,360  -
HASBRO INC                   COMMON              418056107    55,347    1,259,607  SH    -    SHARED-OTHER    01    -   1,259,607  -
HONEYWELL INTERNATIONAL INC  COMMON              438516106    18,461      245,000  SH    -    SHARED-OTHER    01    -     245,000  -
HUNTINGTON BANCSHARES INC    CONVERTIBLE PFD     446150401    12,485        9,754  SH    -    SHARED-OTHER    01    -           -  -
INERGY LP                    COMMON              456615103     1,029       50,355  SH    -    SHARED-OTHER    01    -      50,355  -
INTEL CORP                   COMMON              458140100    46,275    2,119,300  SH    -    SHARED-OTHER    01    -   2,119,300  -
INTL BUSINESS MACHINES CORP  COMMON              459200101    54,392      255,000  SH    -    SHARED-OTHER    01    -     255,000  -
JOHNSON & JOHNSON            COMMON              478160104    82,345    1,010,000  SH    -    SHARED-OTHER    01    -   1,010,000  -
JP MORGAN CHASE              COMMON              46625H100    95,490    2,012,000  SH    -    SHARED-OTHER    01    -   2,012,000  -
KEYCORP INC.                 CONVERTIBLE PFD     493267405     4,536       35,000  SH    -    SHARED-OTHER    01    -           -  -
KINDER MORGAN ENERGY PRTNRS  COMMON              494550106     8,945       99,641  SH    -    SHARED-OTHER    01    -      99,641  -
LEGGETT & PLATT INC          COMMON              524660107    69,546    2,058,800  SH    -    SHARED-OTHER    01    -   2,058,800  -
LINEAR TECHNOLOGY CORP       COMMON              535678106    38,554    1,004,800  SH    -    SHARED-OTHER    01    -   1,004,800  -
LINN ENERGY LLC-UNITS        COMMON              536020100     3,503       92,265  SH    -    SHARED-OTHER    01    -      92,265  -
MAGELLAN MIDSTREAM PARTNERS  COMMON              559080106     5,674      106,204  SH    -    SHARED-OTHER    01    -     106,204  -
MARKWEST ENERGY PARTNERS LP  COMMON              570759100     2,704       44,515  SH    -    SHARED-OTHER    01    -      44,515  -
MCDONALD'S CORP              COMMON              580135101    37,783      379,000  SH    -    SHARED-OTHER    01    -     379,000  -
MEDTRONIC INC                CONVERTIBLE DEB     585055AK2     7,100    7,100,000  PRN   -    SHARED-OTHER    01    -           -  -
MERIDIAN BIOSCIENCE INC      COMMON              589584101    18,708      820,000  SH    -    SHARED-OTHER    01    -     820,000  -
MICROCHIP TECHNOLOGY INC     COMMON              595017104    41,477    1,128,000  SH    -    SHARED-OTHER    01    -   1,128,000  -
MICROSOFT CORP               COMMON              594918104    35,087    1,226,600  SH    -    SHARED-OTHER    01    -   1,226,600  -
NEW YORK COMMUNITY BANCORP   CONVERTIBLE PFD     64944P307     4,646       95,000  SH    -    SHARED-OTHER    01    -           -  -
NORFOLK SOUTHERN CORP        COMMON              655844108    10,028      130,100  SH    -    SHARED-OTHER    01    -     130,100  -
NUCOR CORP                   COMMON              670346105    50,544    1,095,212  SH    -    SHARED-OTHER    01    -   1,095,212  -
NUSTAR ENERGY LP             COMMON              67058H102     1,442       27,030  SH    -    SHARED-OTHER    01    -      27,030  -
OMNICARE INC                 CONVERTIBLE DEB     681904AL2     2,128    2,131,000  PRN   -    SHARED-OTHER    01    -           -  -
ONEOK PARTNERS LP            COMMON              68268N103     3,360       58,531  SH    -    SHARED-OTHER    01    -      58,531  -
PARTNERRE LTD                COMMON              G6852T105     3,239       34,784  SH    -    SHARED-OTHER    01    -      34,784  -
PEPSICO INC                  COMMON              713448108    98,136    1,240,500  SH    -    SHARED-OTHER    01    -   1,240,500  -
PFIZER INC                   COMMON              717081103    93,383    3,235,725  SH    -    SHARED-OTHER    01    -   3,235,725  -
PITNEY BOWES INC             COMMON              724479100    12,230      823,000  SH    -    SHARED-OTHER    01    -     823,000  -
PLAINS ALL AMER PIPELINE LP  COMMON              726503105     7,897      139,818  SH    -    SHARED-OTHER    01    -     139,818  -
PRAXAIR INC                  COMMON              74005P104    43,509      390,072  SH    -    SHARED-OTHER    01    -     390,072  -
PROCTER & GAMBLE CO/THE      COMMON              742718109    79,179    1,027,504  SH    -    SHARED-OTHER    01    -   1,027,504  -
QUALCOMM INC                 COMMON              747525103    23,262      347,500  SH    -    SHARED-OTHER    01    -     347,500  -
REGENCY ENERGY PARTNERS LP   COMMON              75885Y107     1,519       60,585  SH    -    SHARED-OTHER    01    -      60,585  -
RPM INTERNATIONAL INC        COMMON              749685103    49,685    1,573,318  SH    -    SHARED-OTHER    01    -   1,573,318  -
SPECTRA ENERGY CORP          COMMON              847560109    49,944    1,624,194  SH    -    SHARED-OTHER    01    -   1,624,194  -
SUBURBAN PROPANE PARTNERS LP COMMON              864482104       862       19,366  SH    -    SHARED-OTHER    01    -      19,366  -
SUNOCO LOGISTICS PARTNERS LP COMMON              86764L108     2,107       32,216  SH    -    SHARED-OTHER    01    -      32,216  -
TARGA RESOURCES PARTNERS LP  COMMON              87611X105     1,610       34,979  SH    -    SHARED-OTHER    01    -      34,979  -
TC PIPELINES LP              COMMON              87233Q108       344        7,100  SH    -    SHARED-OTHER    01    -       7,100  -
UNITED TECHNOLOGIES CORP     COMMON              913017109    70,708      756,806  SH    -    SHARED-OTHER    01    -     756,806  -
US BANCORP                   COMMON              902973304    67,232    1,981,500  SH    -    SHARED-OTHER    01    -   1,981,500  -
VERIZON COMMUNICATIONS INC   COMMON              92343V104    42,269      860,000  SH    -    SHARED-OTHER    01    -     860,000  -
WAL-MART STORES INC          COMMON              931142103    35,260      471,200  SH    -    SHARED-OTHER    01    -     471,200  -
WESTERN GAS PARTNERS LP      COMMON              958254104     1,355       22,812  SH    -    SHARED-OTHER    01    -      22,812  -
WILLIAMS PARTNERS LP         COMMON              96950F104     2,122       40,973  SH    -    SHARED-OTHER    01    -      40,973  -
WISCONSIN ENERGY CORP        COMMON              976657106    41,959      978,300  SH    -    SHARED-OTHER    01    -     978,300  -
                                                           2,416,657